Stock-Based Compensation - Summary of Stock Option Activity (Detail) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Number of Shares Outstanding, Beginning Balance	81,482	29,888	23,788
Number of Shares, Granted	58,994	58,501	9,679
Number of Shares, Cancelled/forfeited/expired	(25,835)	(6,746)	(3,579)
Number of Shares Outstanding, Ending Balance	114,641	81,482	29,888	23,788
Number of Shares, Vested and unvested expected to vest, Ending Balance	112,280	59,142
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 113.68	$ 264.00	$ 330.90
Weighted Average Exercise Price Per Share, Granted	2.96	44.70	75.30
Weighted Average Exercise Price Per Share, Cancelled/forfeited/expired	45.83	143.10	239.70
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance	72.02	113.68	$ 264.00	$ 330.90
Weighted Average Exercise Price Per Share, Vested and unvested expected to vest, Ending Balance	$ 73.23	$ 140.10
Weighted Average Remaining Contractual Term in Years, Outstanding	8 years 9 months 14 days	8 years 9 months 18 days	8 years 6 months	8 years 9 months 18 days
Weighted Average Remaining Contractual Term in Years, Granted	7 years 5 months 4 days
Weighted Average Remaining Contractual Term in Years, Cancelled/forfeited/expired	8 years 8 months 4 days
Weighted Average Remaining Contractual Term in Years, Vested and unvested expected to vest	8 years 9 months 7 days	8 years 7 months 6 days
Scenario, Previously Reported [Member]
Number of Shares Outstanding, Beginning Balance	81,643
Number of Shares Outstanding, Ending Balance		81,643
Weighted Average Exercise Price Per Share, Outstanding, Beginning Balance	$ 113.70
Weighted Average Exercise Price Per Share, Outstanding, Ending Balance		$ 113.70